Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2023 £’000	2022 £’000
Trade payables	£5,480	£8,214
Other taxation and social security	19,006	17,202
Other liabilities	6,040	4,532
Accruals	55,195	63,862
Deferred income	5,438	4,442
Total trade and other payables	£91,159	£98,252